Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 28, 2012
Summary of Significant Accounting Policies
Schedule of estimated useful lives of assets

Buildings	30
Leasehold improvements	10	*
Fixtures and equipment	8
Computer equipment	5

*                                         We amortize leasehold improvements over the lesser of 10 years or the remaining lease term of the underlying facility.

Schedule of account activity related to closed facilities

	Fiscal Year
	2011	2010	2009
	(In millions)
Balance at beginning of fiscal year	$5	$7	$7
Additions charged to costs and expenses	7	—	4
Payment of rental obligations and other	(3)	(2)	(4)
Balance at end of fiscal year	$9	$5	$7